Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash equivalents									$ 0	$ 0
Bad debt								$ 618	$ 618
Potentially dilutive shares of common stock outstanding									0	0
Deferred tax assets									$ 0	$ 0
Deferred tax liabilities									0	0
Net Income (Loss) Attributable to Parent	$ 3,926,298	$ 2,457,835	$ 2,330,354	$ 622,741	$ 497,578	$ 199,329	8,714,487	1,319,648	3,746,138	1,542,906
Nonrecurring expense							1,900,000
Net Cash Provided by (Used in) Operating Activities							$ 9,827,748	$ 518,955	$ 2,484,778	$ 1,587,234
Property and equipment, estimated useful lives							Depreciation expense is recognized over the assets’ estimated useful lives of three - ten years using the straight-line method
Revision of Prior Period, Adjustment [Member]
Noninterest Expense Investment Advisory Fees							$ 700,000